Benefit Plans (Assumptions To Determine Postretirement Benefit Obligations) (Details) (Postretirement Benefit Obligations [Member], Post-Retirement [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefit Obligations [Member] | Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.90%	5.50%
Health care cost trend rate assumed for next year	8.00%	8.00%
Ultimate trend rate	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2017